Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule providing assumptions used in determining the fair value of stock-based awards
The following table provides the assumptions used in determining the fair value of the stock-based awards for the years ended December 31, 2012, 2011 and 2010, respectively.

	Grant Year
	2012	2011	2010
Weighted-average dividend yield	2.2%	2.2%	2.3%
Weighted-average volatility	35.0%	32.7%	36.4%
Range of volatilities	33.3-40.4%	20.9-45.4%	35.2-51.8%
Range of risk-free interest rates	0.17-2.00%	0.25-3.51%	0.32-3.61%
Weighted-average expected lives	7 years	8 years	7 years

Schedule of financial information related to stock-based compensation
Please refer to Tables I and II below for additional information on our stock-based awards.

TABLE I — Financial Information Related to Stock-based Compensation
	2012		2011		2010
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
Stock options/SARs activity:
Outstanding at beginning of year	50,372,991	$53.01	57,882,998	$48.50	63,082,787	$44.24
Granted to officers and key employees [1]	3,318,188	$110.09	2,960,595	$102.13	7,556,481	$57.85
Exercised	(7,708,343)	$38.73	(10,149,476)	$41.78	(12,568,232)	$32.83
Forfeited / expired	(155,237)	$67.50	(321,126)	$48.02	(188,038)	$43.64
Outstanding at end of year	45,827,599	$59.45	50,372,991	$53.01	57,882,998	$48.50
Exercisable at year-end	33,962,000	$51.75	35,523,057	$52.66	41,658,033	$48.23

RSUs activity:
Outstanding at beginning of year	4,281,490		4,650,241		4,531,545
Granted to officers and key employees	1,429,939		1,082,032		1,711,771
Vested	(2,077,485)		(1,382,539)		(1,538,047)
Forfeited	(53,724)		(68,244)		(55,028)
Outstanding at end of year	3,580,220		4,281,490		4,650,241

Stock options/SARs outstanding and exercisable:
	Outstanding				Exercisable
Exercise Prices	Shares Outstanding at 12/31/12	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Aggregate Intrinsic Value[2]	Shares Outstanding at 12/31/12	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Aggregate Intrinsic Value[2]
$22.17 – 27.14	6,759,589	4.75	$23.36	$439	6,759,589	4.75	$23.36	$439
$38.63 – 45.64	11,099,949	1.81	$42.38	509	11,099,949	1.81	$42.38	509
$57.85 – 66.77	10,654,464	6.16	$59.54	306	4,597,874	4.84	$61.77	122
$72.05 – 86.77	11,246,820	3.90	$72.60	176	11,152,835	3.89	$72.48	176
$102.13 – 110.09	6,066,777	8.71	$106.30	—	351,753	8.49	$104.55	—
	45,827,599		$59.45	$1,430	33,962,000		$51.75	$1,246

[1]
Of the 3,318,188 awards granted during the year ended December 31, 2012, none were SARs. Of the 2,960,595 awards granted during the year ended December 31, 2011, 2,722,689 were SARs. Of the 7,556,481 awards granted during the year ended December 31, 2010, 7,125,210 were SARs.

[2]
The difference between a stock award’s exercise price and the underlying stock’s market price at December 31, 2012, for awards with market price greater than the exercise price. Amounts are in millions of dollars.

TABLE II— Additional Stock-based Award Information

(Dollars in millions except per share data)	2012	2011	2010
Stock Options/SARs activity:
Weighted-average fair value per share of stock awards granted	$39.20	$36.73	$22.31
Intrinsic value of stock awards exercised	$488	$618	$518
Fair value of stock awards vested	$66	$96	$124
Cash received from stock awards exercised	$112	$161	$325

RSUs activity:
Weighted-average fair value per share of stock awards granted	$104.61	$97.51	$53.35
Fair value of stock awards vested	$229	$143	$99